Related Party Transactions - Summary of Balances with Related Parties (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2020	Dec. 31, 2019
Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	¥ 1,430	¥ 1,653
Prepayments, Deposits and Other Assets	30	50
Accounts Payable	619	215
Other Payables and Accruals	116	382
The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	72	49
Prepayments, Deposits and Other Assets	90	23
Accounts Payable	44	15
Other Payables and Accruals	¥ 16	¥ 19